Income Taxes (Details) - Schedule of income tax benefit - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Benefit Abstract
Current tax expense	¥ 4,095	¥ 1,524
Deferred tax benefit	(323)	(442)
Total	¥ 3,772	¥ 1,082